Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

September 30, 2020

VCI-QTLY-1120
1.807732.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Automobiles - 1.2%
Automobile Manufacturers - 1.2%
Ferrari NV	4,900	$902,041
Tesla, Inc. (a)	4,360	1,870,484
		2,772,525
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	5,800	609,928
Diversified Consumer Services - 1.3%
Education Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	4,800	729,792
Grand Canyon Education, Inc. (a)	17,800	1,422,932
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	5,100	762,450
		2,915,174
Food & Staples Retailing - 1.5%
Food Distributors - 0.8%
Performance Food Group Co. (a)	47,500	1,644,450
Food Retail - 0.2%
Kroger Co.	12,400	420,484
Hypermarkets & Super Centers - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	28,707	1,192,776

TOTAL FOOD & STAPLES RETAILING		3,257,710

Food Products - 0.2%
Packaged Foods & Meats - 0.2%
JDE Peet's BV	9,100	370,545
Hotels, Restaurants & Leisure - 17.8%
Casinos & Gaming - 3.0%
Caesars Entertainment, Inc. (a)	51,083	2,863,713
Churchill Downs, Inc.	13,700	2,244,334
Penn National Gaming, Inc. (a)	20,200	1,468,540
		6,576,587
Hotels, Resorts & Cruise Lines - 2.2%
Extended Stay America, Inc. unit	89,430	1,068,689
Hilton Worldwide Holdings, Inc.	28,100	2,397,492
Marriott Vacations Worldwide Corp.	15,499	1,407,464
		4,873,645
Leisure Facilities - 1.4%
Planet Fitness, Inc. (a)	26,790	1,650,800
Vail Resorts, Inc. (b)	7,280	1,557,702
		3,208,502
Restaurants - 11.2%
ARAMARK Holdings Corp.	46,044	1,217,864
Chipotle Mexican Grill, Inc. (a)	3,211	3,993,553
Darden Restaurants, Inc.	3,612	363,873
Dunkin' Brands Group, Inc.	14,500	1,187,695
McDonald's Corp.	37,600	8,252,824
Noodles & Co. (a)	40,800	280,296
Starbucks Corp.	98,170	8,434,766
Wendy's Co.	45,600	1,016,652
		24,747,523

TOTAL HOTELS, RESTAURANTS & LEISURE		39,406,257

Household Durables - 3.9%
Homebuilding - 3.9%
D.R. Horton, Inc.	48,800	3,690,744
Lennar Corp. Class A	27,800	2,270,704
NVR, Inc. (a)	650	2,654,028
		8,615,476
Interactive Media & Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (a)	570	835,392
Internet & Direct Marketing Retail - 28.0%
Internet & Direct Marketing Retail - 28.0%
Amazon.com, Inc. (a)	16,466	51,846,988
Delivery Hero AG (a)(c)	1,800	207,073
Expedia, Inc.	28,300	2,594,827
MercadoLibre, Inc. (a)	1,200	1,298,976
Ocado Group PLC (a)	14,900	527,567
The Booking Holdings, Inc. (a)	2,500	4,276,700
The RealReal, Inc. (a)	41,300	597,611
THG Holdings Ltd.	8,400	64,839
Wayfair LLC Class A (a)	2,337	680,090
		62,094,671
IT Services - 0.6%
Data Processing & Outsourced Services - 0.6%
Nuvei Corp. (a)(c)	700	29,554
PayPal Holdings, Inc. (a)	4,600	906,338
Visa, Inc. Class A	1,900	379,943
		1,315,835
Leisure Products - 0.0%
Leisure Products - 0.0%
Vista Outdoor, Inc. (a)	5,600	113,008
Multiline Retail - 6.8%
General Merchandise Stores - 6.8%
B&M European Value Retail SA	104,270	665,593
Dollar General Corp.	31,300	6,561,106
Dollar Tree, Inc. (a)	49,300	4,503,062
Ollie's Bargain Outlet Holdings, Inc. (a)	21,900	1,912,965
Target Corp.	8,600	1,353,812
		14,996,538
Road & Rail - 0.2%
Trucking - 0.2%
Lyft, Inc. (a)	18,000	495,900
Specialty Retail - 27.2%
Apparel Retail - 7.4%
Burlington Stores, Inc. (a)(b)	32,683	6,735,639
Ross Stores, Inc.	38,882	3,628,468
TJX Companies, Inc.	109,634	6,101,132
		16,465,239
Automotive Retail - 2.3%
AutoZone, Inc. (a)	1,700	2,001,988
Carvana Co. Class A (a)	1,800	401,508
O'Reilly Automotive, Inc. (a)	6,073	2,800,139
		5,203,635
Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	19,677	2,189,853
Home Improvement Retail - 14.8%
Floor & Decor Holdings, Inc. Class A (a)	24,363	1,822,352
Lowe's Companies, Inc.	70,000	11,610,200
The Home Depot, Inc.	69,400	19,273,074
		32,705,626
Specialty Stores - 1.7%
Dick's Sporting Goods, Inc.	16,700	966,596
Five Below, Inc. (a)	16,116	2,046,732
National Vision Holdings, Inc. (a)	14,500	554,480
Sally Beauty Holdings, Inc. (a)	23,600	205,084
		3,772,892

TOTAL SPECIALTY RETAIL		60,337,245

Textiles, Apparel & Luxury Goods - 10.3%
Apparel, Accessories & Luxury Goods - 4.9%
adidas AG	3,121	1,010,310
Canada Goose Holdings, Inc. (a)	9,500	305,144
Capri Holdings Ltd. (a)	53,900	970,200
G-III Apparel Group Ltd. (a)(b)	8,800	115,368
Hermes International SCA	500	431,579
lululemon athletica, Inc. (a)	6,268	2,064,491
LVMH Moet Hennessy Louis Vuitton SE	3,054	1,428,969
PVH Corp.	36,718	2,189,862
Tapestry, Inc.	88,292	1,380,004
VF Corp.	13,100	920,275
		10,816,202
Footwear - 5.4%
Deckers Outdoor Corp. (a)	9,189	2,021,672
NIKE, Inc. Class B	78,070	9,800,908
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,500	287,090
		12,109,670

TOTAL TEXTILES, APPAREL & LUXURY GOODS		22,925,872

TOTAL COMMON STOCKS
(Cost $123,320,994)		221,062,076

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.10% (d)	1,724,333	1,724,678
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	2,577,383	2,577,641
TOTAL MONEY MARKET FUNDS
(Cost $4,302,319)		4,302,319
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $127,623,313)		225,364,395
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(3,676,045)
NET ASSETS - 100%		$221,688,350

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,627 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,968
Fidelity Securities Lending Cash Central Fund	9,771
Total	$11,739

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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